Summary of Significant Accounting Policies - Additional Information (Details) - CAD ($) $ in Thousands	Mar. 31, 2021	Apr. 01, 2020	Mar. 31, 2020	Apr. 01, 2019
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Right-of-use assets	$ 11,118	$ 11,492	$ 11,492	$ 6,509
Lease liabilities	$ 15,459	$ 13,232	$ 13,232	$ 6,668